Provisions - Summary of Net Defined Benefit Liability and Components (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [abstract]
Beginning balance	$ (2,200)	$ 2,390	$ 4,073
Current service cost	(167)	(237)	(512)
Past service cost	1,200
Interest cost	(76)	(90)	(43)
Benefit paid	0	0	0
Actuarial gains and losses	129	597	2,227
Reclassification/CTA		(80)	11
Ending balance	$ (1,115)	$ (2,200)	$ 2,390